Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventory	Inventory consisted of the following (in $000s):
	June 30,	December 31,
	2026	2025
Raw materials	238	242
Work in progress	-	134
Finished goods	734	1,008
Total inventory	$972	$1,384
The following is a summary of inventory at December 31, 2025 and 2024 (in thousands):
	December 31,	December 31,
	2025	2024
Raw Materials	242	—
Work in progress	134	—
Finished goods	1,008	—
	$1,384	$—

Future NRG Sdn. Bhd. [Member]
Schedule of Inventory
	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Spare parts	76,932	63,056
Consumables	1,793	2,020
Inventories — at lower of cost and NRV	78,725	65,076